Risks Arising from Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Risks Arising from Financial Instruments and Risk Management [Abstract]
Schedule of Foreign Currency Denominated Financial Assets and Liabilities	The Company has not entered into any foreign exchange hedging contracts. The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:
As at (expressed in GBP)	December 31, 2024	December 31, 2023
Financial assets
Cash	£16,558	£20,087
Trade and other receivables	293,055	104,753
Loan receivable	469,233	466,000
	£778,846	£590,840
Financial liabilities
Trade and other payables	£820,809	£998,092
Loans and borrowings	—	36,771
	£820,809	£1,034,863

As at (expressed in EUR)	December 31, 2024	December 31, 2023
Financial assets
Cash	€12,504	€46,202
Trade and other receivables	3,076	136,963
	€15,580	€183,165
Financial liabilities
Trade and other payables	€838	€2,171,878
Loans and borrowings	124,890	3,225,389
	€125,728	€5,397,267

As at (expressed in CAD)	December 31, 2024	December 31, 2023
Financial assets
Cash and cash held in trust	$5,473,500	$22,949
Loans receivable	515,197	—
	$5,988,697	$22,949
Financial liabilities
Trade and other payables	$2,809,356	$3,356,916
Due to related party	425,962	2,744,510
Holdback payable	—	511,238
Lease liabilities	—	179,412
Loans and borrowings	315,557	340,469
	$3,550,875	$7,132,545